General and Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 8,180	$ 5,423	$ 7,030
Professional fees	4,125	4,677	3,998
Other expenses	5,088	4,964	5,637
Total	$ 17,393	$ 15,064	$ 16,665